Description of Business and Basis of Presentation (Details) - USD ($)		3 Months Ended						5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 05, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of Business and Basis of Presentation
Cash and cash equivalents		$ 30,241,931						$ 945,802	$ 30,241,931		$ 6,728,895	$ 945,802
Net loss		(40,390,883)	$ (3,801,090)	$ (3,335,370)	$ (1,944,963)	$ (1,273,380)	$ (855,771)	(630,935)	(47,527,343)	$ (4,074,114)	(8,028,536)	(630,235)
Net cash used in operating activities								(64,241)	(6,496,306)	$ (1,403,251)	(2,788,942)	(64,241)
Accumulated deficit		$ (56,186,814)						$ (630,935)	$ (56,186,814)		$ (8,659,471)	$ (630,935)
Placement Agent Warrants
Description of Business and Basis of Presentation
Warrants to purchase	586,666
Private Placement
Description of Business and Basis of Presentation
Purchase price	$ 3
Legacy Deep Fission
Description of Business and Basis of Presentation
Business combination conversion number of shares issued per share	17.32141